Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs
Wages and salaries	£ 1,710	£ 1,597	£ 1,708
Defined contribution pension cost (note 24)	69	67	86
Social security contributions and similar taxes	192	201	233
Share-based payment charge	170	283	28
Staff costs gross	£ 2,141	£ 2,148	£ 2,055